State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.5% †

Aerospace & Defense – 1.1%
Hexcel Corp.	15,569	$1,141,363
Raytheon Co.	10,457	2,297,821
The Boeing Co.	4,322	1,407,935
		4,847,119

Air Freight & Logistics – 0.3%
United Parcel Service Inc., Class B	13,000	1,521,780

Application Software – 2.4%
Adobe Inc.	8,254	2,722,252	(a	)
Intuit Inc.	2,772	726,070
salesforce.com Inc.	42,356	6,888,780	(a	)
		10,337,102

Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	27,731	1,551,272

Auto Parts & Equipment – 0.2%
Aptiv PLC	7,784	739,246

Automotive Retail – 0.5%
O’Reilly Automotive Inc.	4,968	2,177,276	(a	)

Biotechnology – 3.0%
Alexion Pharmaceuticals Inc.	15,278	1,652,316	(a	)
BioMarin Pharmaceutical Inc.	17,737	1,499,663	(a	)
Gilead Sciences Inc.	108,594	7,056,438
Vertex Pharmaceuticals Inc.	12,961	2,837,811	(a	)
		13,046,228

Building Products – 0.2%
Allegion PLC	6,895	858,703

Cable & Satellite – 2.0%
Charter Communications Inc., Class A	10,907	5,290,768	(a	)
Comcast Corp., Class A	69,383	3,120,153
		8,410,921

Commodity Chemicals – 0.1%
Dow Inc.	9,208	503,954	(a	)

Communications Equipment – 0.6%
Cisco Systems Inc.	54,168	2,597,897

Construction Materials – 0.1%
Vulcan Materials Co.	2,619	377,110

Data Processing & Outsourced Services – 4.0%
Fidelity National Information Services Inc.	10,930	1,520,254
Mastercard Inc., Class A	14,280	4,263,865
Visa Inc., Class A	61,314	11,520,900
		17,305,019

Diversified Banks – 3.4%
JPMorgan Chase & Co.	104,813	14,610,932

Diversified Support Services – 0.2%
Cintas Corp.	2,869	771,991

Electric Utilities – 1.4%
American Electric Power Company Inc.	12,450	1,176,649
Duke Energy Corp.	10,709	976,768
Exelon Corp.	27,252	1,242,419
NextEra Energy Inc.	11,031	2,671,267
		6,067,103

Electrical Components & Equipment – 0.5%
Emerson Electric Co.	26,213	1,999,003

Electronic Components – 2.5%
Amphenol Corp., Class A	47,142	5,102,179
Corning Inc.	201,076	5,853,322
		10,955,501

Environmental & Facilities Services – 0.6%
Republic Services Inc.	8,824	790,895
Waste Connections Inc.	3,872	351,539
Waste Management Inc.	13,184	1,502,449
		2,644,883

Fertilizers & Agricultural Chemicals – 0.2%
Corteva Inc.	25,885	765,161	(a	)

	Number of Shares	Fair Value
Financial Exchanges & Data – 3.1%
CME Group Inc.	28,774	$5,775,517
MSCI Inc.	5,316	1,372,485
S&P Global Inc.	18,169	4,961,046
Tradeweb Markets Inc., Class A	23,972	1,111,102
		13,220,150

Footwear – 0.7%
NIKE Inc., Class B	31,215	3,162,392

General Merchandise Stores – 0.3%
Dollar Tree Inc.	13,403	1,260,552	(a	)

Gold – 0.1%
Newmont Goldcorp Corp.	11,515	500,327

Healthcare Equipment – 2.8%
ABIOMED Inc.	5,367	915,556	(a	)
Becton Dickinson and Co.	6,363	1,730,545
Boston Scientific Corp.	111,800	5,055,596	(a	)
IDEXX Laboratories Inc.	600	156,678	(a	)
Intuitive Surgical Inc.	2,455	1,451,273	(a	)
Medtronic PLC	22,428	2,544,457
		11,854,105

Healthcare Services – 1.1%
Cigna Corp.	15,969	3,265,501	(a	)
Quest Diagnostics Inc.	13,365	1,427,248
		4,692,749

Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	7,332	878,081
The Home Depot Inc.	6,140	1,340,853
		2,218,934

Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	8,926	1,351,664

Household Products – 1.2%
Colgate-Palmolive Co.	18,345	1,262,870
The Procter & Gamble Co.	32,869	4,105,338
		5,368,208

Hypermarkets & Super Centers – 0.3%
Walmart Inc.	11,599	1,378,425

Industrial Conglomerates – 1.9%
Honeywell International Inc.	35,393	6,264,561
Roper Technologies Inc.	5,484	1,942,597
		8,207,158

Industrial Gases – 0.6%
Air Products & Chemicals Inc.	8,115	1,906,944
Linde PLC	2,507	533,740
		2,440,684

Industrial Machinery – 2.2%
Ingersoll-Rand PLC	42,551	5,655,879
Xylem Inc.	48,584	3,827,933
		9,483,812

Insurance Brokers – 0.4%
Marsh & McLennan Companies Inc.	13,969	1,556,286

Integrated Oil & Gas – 2.3%
Chevron Corp.	55,347	6,669,867
Exxon Mobil Corp.	46,083	3,215,672
		9,885,539

Integrated Telecommunication Services – 0.7%
AT&T Inc.	24,300	949,644
Verizon Communications Inc.	31,239	1,918,075
		2,867,719

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	11,213	666,277
Electronic Arts Inc.	5,708	613,667	(a	)
		1,279,944

Interactive Media & Services – 6.1%
Alphabet Inc., Class A	8,791	11,774,577	(a	)
Alphabet Inc., Class C	4,494	6,008,568	(a	)
Facebook Inc., Class A	40,498	8,312,215	(a	)
		26,095,360

State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Internet & Direct Marketing Retail – 4.3%
Amazon.com Inc.	8,515	$15,734,358	(a	)
Booking Holdings Inc.	1,322	2,715,031	(a	)
		18,449,389

Investment Banking & Brokerage – 0.1%
The Charles Schwab Corp.	13,649	649,146

IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	7,495	1,578,222
International Business Machines Corp.	10,384	1,391,871
		2,970,093

Life & Health Insurance – 0.2%
Lincoln National Corp.	12,584	742,582

Life Sciences Tools & Services – 1.7%
Avantor Inc.	38,453	697,922	(a	)
Illumina Inc.	7,836	2,599,515	(a	)
IQVIA Holdings Inc.	26,342	4,070,102	(a	)
		7,367,539

Managed Healthcare – 2.0%
UnitedHealth Group Inc.	29,052	8,540,707

Movies & Entertainment – 2.3%
Netflix Inc.	6,163	1,994,162	(a	)
The Walt Disney Co.	55,699	8,055,746
		10,049,908

Multi-Line Insurance – 0.4%
American International Group Inc.	18,125	930,356
The Hartford Financial Services Group Inc.	11,531	700,739
		1,631,095

Multi-Sector Holdings – 1.3%
Berkshire Hathaway Inc., Class B	24,464	5,541,096	(a	)

Multi-Utilities – 1.8%
CMS Energy Corp.	9,601	603,327
Dominion Energy Inc.	14,465	1,197,991
Sempra Energy	39,788	6,027,086
		7,828,404

Oil & Gas Equipment & Services – 0.9%
Schlumberger Ltd.	98,870	3,974,574

Oil & Gas Exploration & Production – 0.8%
Concho Resources Inc.	1,865	163,318
ConocoPhillips	21,247	1,381,692
Diamondback Energy Inc.	8,672	805,282
EOG Resources Inc.	7,310	612,286
Pioneer Natural Resources Co.	3,785	572,935
		3,535,513

Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	20,291	1,222,533

Packaged Foods & Meats – 1.5%
General Mills Inc.	18,284	979,291
Mondelez International Inc., Class A	102,535	5,647,628
		6,626,919

Personal Products – 0.5%
The Estee Lauder Companies Inc., Class A	10,959	2,263,472

Pharmaceuticals – 5.6%
Allergan PLC	30,095	5,753,261
Bristol-Myers Squibb Co.	44,010	2,825,002
Elanco Animal Health Inc.	52,070	1,533,461	(a	)
Johnson & Johnson	13,373	1,950,720
Merck & Company Inc.	113,549	10,327,282
Mylan N.V.	76,675	1,541,167	(a	)
		23,930,893

Property & Casualty Insurance – 0.5%
Chubb Ltd.	8,396	1,306,921
The Progressive Corp.	12,566	909,653
		2,216,574

	Number of Shares	Fair Value
Railroads – 0.5%
Union Pacific Corp.	12,260	$2,216,485

Regional Banks – 3.0%
First Republic Bank	66,181	7,772,958
Regions Financial Corp.	136,971	2,350,422
SVB Financial Group	10,713	2,689,392	(a	)
		12,812,772

Restaurants – 0.9%
Domino’s Pizza Inc.	2,280	669,819
McDonald’s Corp.	15,271	3,017,702
		3,687,521

Semiconductor Equipment – 2.2%
Applied Materials Inc.	121,034	7,387,915
ASML Holding N.V.	4,934	1,460,168
Lam Research Corp.	2,546	744,451
		9,592,534

Semiconductors – 2.0%
Broadcom Inc.	5,624	1,777,296
Intel Corp.	35,221	2,107,977
NVIDIA Corp.	15,470	3,640,091
QUALCOMM Inc.	11,670	1,029,644
		8,555,008

Soft Drinks – 1.7%
PepsiCo Inc.	52,498	7,174,902

Specialized REITs – 1.0%
American Tower Corp.	9,389	2,157,780
Extra Space Storage Inc.	20,984	2,216,330
		4,374,110

Specialty Chemicals – 0.6%
Albemarle Corp.	5,714	417,350
DuPont de Nemours Inc.	15,704	1,008,197
PPG Industries Inc.	8,593	1,147,080
		2,572,627

Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	5,633	1,425,938	(a	)

Systems Software – 6.0%
Microsoft Corp.	138,364	21,820,003
Oracle Corp.	40,191	2,129,319
ServiceNow Inc.	6,818	1,924,858	(a	)
		25,874,180

Technology Hardware, Storage & Peripherals – 4.7%
Apple Inc.	69,143	20,303,842

Tobacco – 0.5%
Philip Morris International Inc.	24,776	2,108,190

Trading Companies & Distributors – 1.1%
United Rentals Inc.	27,599	4,602,685	(a	)

Trucking – 0.3%
Lyft Inc., Class A	33,537	1,442,762

Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	11,252	882,382	(a	)

Total Common Stock (Cost $303,549,905)		424,078,584

Short-Term Investments – 1.4%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $5,975,706)	5,975,706	5,975,706	(b,c	)

Total Investments (Cost $309,525,611)		430,054,290

Other Assets and Liabilities, net – 0.1%		421,804

NET ASSETS – 100.0%		$430,476,094

State Street Institutional U.S. Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited	)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities
	Common Stock	$424,078,584	$—	$—	$424,078,584
	Short-Term Investments	5,975,706	—	—	5,975,706

	Total Investments in Securities	$430,054,290	$—	$—	$430,054,290

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,310,507	21,310,507	14,380,380	29,715,181	—	—	5,975,706	$5,975,706	54,692	—

TOTAL		$21,310,507	$14,380,380	$29,715,181	$—	$—		$5,975,706	$54,692	$—

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.1% †

Application Software – 3.5%
salesforce.com Inc.	47,321	$7,696,287	(a)

Biotechnology – 4.2%
Alexion Pharmaceuticals Inc.	43,079	4,658,994	(a)
Vertex Pharmaceuticals Inc.	21,354	4,675,458	(a)
		9,334,452

Cable & Satellite – 2.4%
Charter Communications Inc., Class A	10,938	5,305,805	(a)

Data Processing & Outsourced Services – 8.1%
Fidelity National Information Services Inc.	28,855	4,013,442
Mastercard Inc., Class A	12,278	3,666,088	(b)
Visa Inc., Class A	54,499	10,240,362
		17,919,892

Electronic Components – 1.5%
Corning Inc.	117,718	3,426,771

Financial Exchanges & Data – 4.7%
CME Group Inc.	23,255	4,667,744
S&P Global Inc.	20,788	5,676,163
		10,343,907

Healthcare Equipment – 5.2%
Abbott Laboratories	24,219	2,103,662
Boston Scientific Corp.	121,549	5,496,446	(a)
Intuitive Surgical Inc.	6,403	3,785,134	(a)
		11,385,242

Industrial Conglomerates – 1.6%
Honeywell International Inc.	20,254	3,584,958

Interactive Media & Services – 10.4%
Alphabet Inc., Class A	2,831	3,791,813	(a)
Alphabet Inc., Class C	7,928	10,599,895	(a)
Facebook Inc., Class A	42,062	8,633,225	(a)
		23,024,933

Internet & Direct Marketing Retail – 8.5%
Alibaba Group Holding Ltd. ADR	17,735	3,761,594	(a,b)
Amazon.com Inc.	5,998	11,083,344	(a)
Booking Holdings Inc.	1,864	3,828,153	(a)
		18,673,091

Managed Healthcare – 3.1%
UnitedHealth Group Inc.	23,633	6,947,629

Movies & Entertainment – 2.6%
The Walt Disney Co.	39,575	5,723,732

Oil & Gas Equipment & Services – 0.8%
Schlumberger Ltd.	41,925	1,685,385

Pharmaceuticals – 4.1%
Allergan PLC	33,858	6,472,634
Elanco Animal Health Inc.	84,643	2,492,736	(a)
		8,965,370

	Number of Shares	Fair Value
Regional Banks – 1.5%
First Republic Bank	27,996	$3,288,130

Semiconductor Equipment – 4.0%
Applied Materials Inc.	100,527	6,136,168
ASML Holding N.V.	8,965	2,653,102	(b)
		8,789,270

Semiconductors – 1.4%
NVIDIA Corp.	12,987	3,055,841

Soft Drinks – 2.7%
PepsiCo Inc.	44,430	6,072,248

Specialized REITs – 1.7%
American Tower Corp.	16,475	3,786,285

Specialty Chemicals – 0.9%
Albemarle Corp.	27,018	1,973,395

Systems Software – 11.1%
Microsoft Corp.	122,045	19,246,496
ServiceNow Inc.	18,702	5,279,949	(a)
		24,526,445

Technology Hardware, Storage & Peripherals – 7.6%
Apple Inc.	56,746	16,663,463

Trading Companies & Distributors – 2.7%
United Rentals Inc.	35,196	5,869,637	(a)

Trucking – 0.8%
Lyft Inc., Class A	38,704	1,665,046
Total Common Stock (Cost $119,891,462)		209,707,214

Exchange Traded & Mutual Funds – 0.9%

Consumer Discretionary Select Sector SPDR Fund (Cost $1,758,409)	14,749	1,849,820	(b,c)
Total Investments in Securities (Cost $121,649,871)		211,557,034

Short-Term Investments – 3.7%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $8,226,210)	8,226,210	8,226,210	(c,d)

Total Investments (Cost $129,876,081)		219,783,244

Other Assets and Liabilities, net – 0.3%		666,127

NET ASSETS – 100.0%		$220,449,371

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2020	21	$3,351,512	$3,392,655	$41,143

State Street Institutional Premier Growth Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited	)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Premier Growth Equity Fund	Investments in Securities
	Common Stock	$209,707,214	$—	$—	$209,707,214
	Exchange Traded & Mutual Funds	1,849,820	—	—	1,849,820
	Short-Term Investments	8,226,210	—	—	8,226,210

	Total Investments in Securities	$219,783,244	$—	$—	$219,783,244

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$41,143	$—	$—	$41,143

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
Consumer Discretionary Select Sector SPDR Fund	18,198	2,196,499	—	418,170	(1,424)	72,915	14,749	$1,849,820	6,044	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,985,510	1,985,510	19,594,952	13,354,252	—	—	8,226,210	8,226,210	23,783	—

TOTAL		$4,182,009	$19,594,952	$13,772,422	$(1,424)	$72,915		$10,076,030	$29,827	$—

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.1% †

Aerospace & Defense – 0.6%
Teledyne Technologies Inc.	22,944	$7,951,014	(a)

Agricultural & Farm Machinery – 0.8%
AGCO Corp.	124,791	9,640,105

Agricultural Products – 1.3%
Darling Ingredients Inc.	586,982	16,482,455	(a)

Air Freight & Logistics – 0.2%
Echo Global Logistics Inc.	33,952	702,807	(a)
Forward Air Corp.	15,674	1,096,396
Hub Group Inc., Class A	14,900	764,221	(a)
		2,563,424

Airlines – 0.0% *
Hawaiian Holdings Inc.	14,716	431,032

Apparel Retail – 0.8%
American Eagle Outfitters Inc.	124,754	1,833,884
Burlington Stores Inc.	17,263	3,936,482	(a)
Chico’s FAS Inc.	183,676	699,805
The Buckle Inc.	133,291	3,604,189
		10,074,360

Apparel, Accessories & Luxury Goods – 0.4%
G-III Apparel Group Ltd.	136,997	4,589,399	(a)

Application Software – 5.1%
ACI Worldwide Inc.	210,074	7,958,654	(a)
Altair Engineering Inc., Class A	63,370	2,275,617	(a)
Blackbaud Inc.	109,183	8,690,967
Blackline Inc.	129,951	6,700,274	(a)
Cornerstone OnDemand Inc.	62,242	3,644,269	(a)
Digital Turbine Inc.	78,793	561,794	(a)
Envestnet Inc.	71,500	4,978,545	(a)
LogMeIn Inc.	8,041	689,435
Mitek Systems Inc.	72,809	556,989	(a)
New Relic Inc.	103,500	6,800,985	(a)
Q2 Holdings Inc.	106,500	8,635,020	(a)
RealPage Inc.	57,034	3,065,578	(a)
SPS Commerce Inc.	4,965	275,160	(a)
Verint Systems Inc.	29,618	1,639,652	(a)
Yext Inc.	493,000	7,109,060	(a)
Zix Corp.	180,989	1,227,105	(a)
		64,809,104

Asset Management & Custody Banks – 0.1%
Brightsphere Investment Group Inc.	48,744	498,164	(a)
Cohen & Steers Inc.	12,616	791,780
		1,289,944

Auto Parts & Equipment – 0.5%
Dana Inc.	51,652	940,067
Gentherm Inc.	8,706	386,459	(a)
LCI Industries	18,085	1,937,446
Modine Manufacturing Co.	74,987	577,400	(a)
Standard Motor Products Inc.	50,927	2,710,335
		6,551,707

Automobile Manufacturers – 0.9%
Thor Industries Inc.	137,587	10,221,338
Winnebago Industries Inc.	16,344	865,905
		11,087,243

Automotive Retail – 1.4%
America’s Car-Mart Inc.	23,470	2,573,720	(a)
Group 1 Automotive Inc.	58,032	5,803,200
Lithia Motors Inc., Class A	3,966	583,002
Monro Inc.	30,209	2,362,344
Murphy USA Inc.	59,900	7,008,300	(a)
		18,330,566

Biotechnology – 0.4%
Emergent BioSolutions Inc.	24,545	1,324,203	(a)
Heron Therapeutics Inc.	116,768	2,744,048	(a)

	Number of Shares	Fair Value
Ironwood Pharmaceuticals Inc.	42,651	$567,685	(a)
Vanda Pharmaceuticals Inc.	32,400	531,684	(a)
		5,167,620
Brewers – 0.2%
The Boston Beer Company Inc., Class A	6,000	2,267,100	(a)

Building Products – 0.7%
American Woodmark Corp.	14,809	1,547,689	(a)
Apogee Enterprises Inc.	22,797	740,902
Builders FirstSource Inc.	40,988	1,041,505	(a)
CSW Industrials Inc.	20,395	1,570,415
Patrick Industries Inc.	14,467	758,505
Universal Forest Products Inc.	57,037	2,720,665
		8,379,681

Casinos & Gaming – 0.0% *
Everi Holdings Inc.	38,887	522,252	(a)

Commodity Chemicals – 1.1%
AdvanSix Inc.	30,014	599,079	(a)
Koppers Holdings Inc.	336,708	12,868,980	(a)
		13,468,059

Communications Equipment – 0.6%
Extreme Networks Inc.	321,239	2,367,531	(a)
Infinera Corp.	74,090	588,275	(a)
Lumentum Holdings Inc.	33,950	2,692,235	(a)
NETGEAR Inc.	31,099	762,237	(a)
Plantronics Inc.	57,636	1,575,768
		7,986,046

Computer & Electronics Retail – 0.0% *
Rent-A-Center Inc.	20,810	600,160

Construction & Engineering – 2.1%
Aegion Corp.	376,929	8,431,902	(a)
Comfort Systems USA Inc.	10,382	517,543
Dycom Industries Inc.	303,324	14,301,726	(a)
EMCOR Group Inc.	10,707	924,014
Great Lakes Dredge & Dock Corp.	87,663	993,222	(a)
MasTec Inc.	13,172	845,115	(a)
Valmont Industries Inc.	5,792	867,526
		26,881,048

Construction Machinery & Heavy Trucks – 1.4%
Alamo Group Inc.	20,194	2,535,357
Astec Industries Inc.	40,598	1,705,116
The Greenbrier Companies Inc.	37,516	1,216,644
The Manitowoc Company Inc.	85,366	1,493,905	(a)
Trinity Industries Inc.	434,285	9,619,413
Wabash National Corp.	74,224	1,090,350
		17,660,785
Construction Materials – 0.2%
Eagle Materials Inc.	13,642	1,236,784
Summit Materials Inc., Class A	56,229	1,343,873	(a)
		2,580,657

Consumer Electronics – 0.0% *
Universal Electronics Inc.	9,344	488,317	(a)

Consumer Finance – 0.2%
Curo Group Holdings Corp.	35,714	434,996	(a)
Enova International Inc.	70,245	1,690,095	(a)
Green Dot Corp., Class A	20,103	468,400	(a)
		2,593,491

Data Processing & Outsourced Services – 1.9%
Broadridge Financial Solutions Inc.	60,390	7,460,580
Cass Information Systems Inc.	6,731	388,648
CoreLogic Inc.	137,853	6,025,554	(a)
CSG Systems International Inc.	67,824	3,511,927
EVERTEC Inc.	43,416	1,477,881
I3 Verticals Inc. Class A	29,716	839,477	(a)
MAXIMUS Inc.	12,830	954,424
NIC Inc.	162,402	3,629,685
		24,288,176

Distillers & Vintners – 0.3%
MGP Ingredients Inc.	89,740	4,347,903

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Distributors – 0.6%
Core-Mark Holding Company Inc.	22,784	$619,497
LKQ Corp.	189,095	6,750,691	(a)
		7,370,188

Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	69,620	4,244,035
Materion Corp.	14,629	869,694
		5,113,729

Diversified REITs – 0.2%
American Assets Trust Inc.	36,349	1,668,419
Essential Properties Realty Trust Inc.	45,818	1,136,745
		2,805,164

Diversified Support Services – 1.3%
Healthcare Services Group Inc.	185,837	4,519,556
Ritchie Bros Auctioneers Inc.	250,361	10,753,005
UniFirst Corp.	7,853	1,586,149
		16,858,710

Education Services – 0.2%
K12 Inc.	137,855	2,805,349	(a)

Electric Utilities – 0.9%
ALLETE Inc.	16,290	1,322,259
IDACORP Inc.	94,206	10,061,201
		11,383,460

Electrical Components & Equipment – 0.5%
Atkore International Group Inc.	29,999	1,213,759	(a)
EnerSys	6,417	480,184
Generac Holdings Inc.	25,403	2,555,288	(a)
GrafTech International Ltd.	59,281	688,845
Regal Beloit Corp.	23,919	2,047,706
		6,985,782

Electronic Components – 1.3%
Belden Inc.	202,500	11,137,500
Littelfuse Inc.	31,465	6,019,254
		17,156,754

Electronic Equipment & Instruments – 0.9%
Itron Inc.	11,424	959,045	(a)
National Instruments Corp.	61,480	2,603,063
Novanta Inc.	11,230	993,181	(a)
OSI Systems Inc.	2,435	245,302	(a)
Zebra Technologies Corp., Class A	26,484	6,765,073	(a)
		11,565,664

Electronic Manufacturing Services – 0.6%
Fabrinet	15,706	1,018,377	(a)
Methode Electronics Inc.	53,851	2,119,037
Plexus Corp.	27,643	2,126,852	(a)
Sanmina Corp.	25,065	858,226	(a)
TTM Technologies Inc.	115,318	1,735,536	(a)
		7,858,028

Environmental & Facilities Services – 0.9%
Clean Harbors Inc.	123,040	10,550,680	(a)
Harsco Corp.	21,803	501,687	(a)
		11,052,367

Food Distributors – 0.6%
Performance Food Group Co.	149,702	7,706,659	(a)

Food Retail – 0.1%
Casey’s General Stores Inc.	4,891	777,620
Sprouts Farmers Market Inc.	40,116	776,245	(a)
		1,553,865

Footwear – 0.8%
Deckers Outdoor Corp.	24,429	4,125,081	(a)
Wolverine World Wide Inc.	169,500	5,718,930
		9,844,011

Forest Products – 0.1%
Boise Cascade Co.	23,380	854,071

Gas Utilities – 0.3%
Chesapeake Utilities Corp.	8,086	774,881

	Number of Shares	Fair Value
South Jersey Industries Inc.	38,099	$1,256,505
Spire Inc.	20,239	1,686,111
		3,717,497

Health Care REITs – 0.3%
National Health Investors Inc.	18,758	1,528,402
Physicians Realty Trust	89,572	1,696,493
		3,224,895

Healthcare Distributors – 0.2%
Covetrus Inc.	168,669	2,226,431	(a)

Healthcare Equipment – 4.7%
AtriCure Inc.	77,500	2,519,525	(a)
Cantel Medical Corp.	99,500	7,054,550
Cardiovascular Systems Inc.	149,000	7,239,910	(a)
CONMED Corp.	70,500	7,884,015
Hill-Rom Holdings Inc.	95,746	10,870,043
Integer Holdings Corp.	11,562	929,931	(a)
Integra LifeSciences Holdings Corp.	168,000	9,791,040	(a)
IntriCon Corp.	84,868	1,527,624	(a)
LeMaitre Vascular Inc.	34,105	1,226,075
LivaNova PLC	11,937	900,408	(a)
Masimo Corp.	22,000	3,477,320	(a)
NuVasive Inc.	25,000	1,933,500	(a)
Orthofix Medical Inc.	30,471	1,407,151	(a)
Penumbra Inc.	17,500	2,874,725	(a)
		59,635,817

Healthcare Facilities – 0.7%
Acadia Healthcare Company Inc.	154,190	5,122,192	(a)
Hanger Inc.	33,776	932,555	(a)
Select Medical Holdings Corp.	50,428	1,176,990	(a)
Tenet Healthcare Corp.	16,437	625,099	(a)
The Ensign Group Inc.	14,376	652,239
		8,509,075

Healthcare Services – 1.2%
Amedisys Inc.	6,728	1,123,038	(a)
AMN Healthcare Services Inc.	51,813	3,228,468	(a)
BioTelemetry Inc.	80,106	3,708,908	(a)
Chemed Corp.	3,284	1,442,530
MEDNAX Inc.	161,215	4,480,165	(a)
R1 RCM Inc.	63,824	828,435	(a)
		14,811,544

Healthcare Supplies – 0.6%
Avanos Medical Inc.	206,500	6,959,050	(a)
Haemonetics Corp.	1,917	220,263	(a)
Lantheus Holdings Inc.	51,405	1,054,317	(a)
		8,233,630

Healthcare Technology – 1.4%
Computer Programs & Systems Inc.	23,425	618,420
HMS Holdings Corp.	202,791	6,002,613	(a)
Inspire Medical Systems Inc.	41,500	3,079,715	(a)
NextGen Healthcare Inc.	37,381	600,713	(a)
Omnicell Inc.	15,978	1,305,722	(a)
Teladoc Health Inc.	79,500	6,655,740	(a)
		18,262,923

Home Building – 0.7%
Cavco Industries Inc.	6,734	1,315,689	(a)
LGI Homes Inc.	24,628	1,739,968	(a)
Meritage Homes Corp.	8,115	495,908	(a)
Skyline Champion Corp.	66,456	2,106,655	(a)
TopBuild Corp.	26,360	2,717,189	(a)
		8,375,409

Home Furnishing Retail – 0.7%
Aaron’s Inc.	109,212	6,237,097
RH	7,835	1,672,773	(a)
Sleep Number Corp.	13,883	683,599	(a)
		8,593,469

Hotel & Resort REITs – 0.5%
Pebblebrook Hotel Trust	58,652	1,572,460
RLJ Lodging Trust	247,637	4,388,128
		5,960,588

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines – 1.0%
Extended Stay America Inc.	804,388	$11,953,206
Hilton Grand Vacations Inc.	12,386	425,954	(a)
		12,379,160

Household Appliances – 0.1%
Helen of Troy Ltd.	5,834	1,048,895	(a)

Human Resource & Employment Services – 0.5%
ASGN Inc.	16,660	1,182,360	(a)
Barrett Business Services Inc.	8,117	734,264
Heidrick & Struggles International Inc.	18,099	588,217
Insperity Inc.	16,232	1,396,601
Kforce Inc.	35,974	1,428,168
Korn Ferry	18,372	778,973
TriNet Group Inc.	4,296	243,197	(a)
		6,351,780

Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	36,275	824,893	(a)

Industrial Machinery – 7.9%
Actuant Corp., Class A	352,929	9,186,742
Altra Industrial Motion Corp.	280,653	10,162,445
Barnes Group Inc.	202,866	12,569,577
Crane Co.	127,733	11,033,577
Evoqua Water Technologies Corp.	90,000	1,705,500	(a)
Franklin Electric Company Inc.	15,841	908,006
Hillenbrand Inc.	18,895	629,392
John Bean Technologies Corp.	85,500	9,632,430
Kennametal Inc.	23,021	849,245
LB Foster Co., Class A	44,247	857,507	(a)
Lydall Inc.	45,000	923,400	(a)
Mueller Industries Inc.	158,715	5,039,201
Standex International Corp.	51,000	4,046,850
The Timken Co.	239,650	13,494,691
TriMas Corp.	101,500	3,188,115	(a)
Watts Water Technologies Inc., Class A	43,477	4,337,266
Welbilt Inc.	501,500	7,828,415	(a)
Woodward Inc.	41,108	4,868,832
		101,261,191

Industrial REITs – 0.7%
EastGroup Properties Inc.	46,593	6,181,493
Innovative Industrial Properties Inc.	9,155	694,590
Monmouth Real Estate Investment Corp.	110,215	1,595,913
Rexford Industrial Realty Inc.	18,623	850,513
		9,322,509

Interactive Home Entertainment – 0.1%
Glu Mobile Inc.	111,731	675,973	(a)

Interactive Media & Services – 0.0% *

The Meet Group Inc.	79,763	399,613	(a)

Internet & Direct Marketing Retail – 0.1%

1-800-Flowers.com Inc., Class A	47,226	684,777	(a)

Investment Banking & Brokerage – 0.9%
Evercore Inc., Class A	11,466	857,198
Greenhill & Company Inc.	40,657	694,422
Houlihan Lokey Inc.	30,025	1,467,322
Piper Jaffray Cos.	23,111	1,847,493
Raymond James Financial Inc.	59,604	5,332,174
Stifel Financial Corp.	28,002	1,698,321
		11,896,930

IT Consulting & Other Services – 0.2%
Perficient Inc.	21,720	1,000,640	(a)
Virtusa Corp.	26,323	1,193,222	(a)
		2,193,862

Leisure Facilities – 0.1%
SeaWorld Entertainment Inc.	21,804	691,405	(a)

Leisure Products – 0.9%
Callaway Golf Co.	43,350	919,020
Malibu Boats Inc., Class A	23,136	947,419	(a)

	Number of Shares	Fair Value
MasterCraft Boat Holdings Inc.	37,417	$589,318	(a)
Polaris Inc.	92,771	9,434,811
		11,890,568

Life & Health Insurance – 0.2%
Trupanion Inc.	54,545	2,043,256	(a)

Life Sciences Tools & Services – 2.6%
Bruker Corp.	118,856	6,058,090
ICON PLC	51,689	8,902,396	(a)
Medpace Holdings Inc.	16,700	1,403,802	(a)
PRA Health Sciences Inc.	13,341	1,482,852	(a)
Repligen Corp.	80,813	7,475,203	(a)
Syneos Health Inc.	139,589	8,302,056	(a)
		33,624,399

Managed Healthcare – 0.1%
Magellan Health Inc.	8,216	642,902	(a)

Metal & Glass Containers – 0.0% *
Silgan Holdings Inc.	8,098	251,686

Mortgage REITs – 0.2%
Blackstone Mortgage Trust Inc., Class A	22,528	838,492
Redwood Trust Inc.	77,751	1,286,002
		2,124,494

Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	95,663	4,176,646
National General Holdings Corp.	33,309	736,129
		4,912,775

Multi-Utilities – 0.1%
Black Hills Corp.	15,796	1,240,618

Office REITs – 1.0%
Corporate Office Properties Trust	59,774	1,756,160
Cousins Properties Inc.	212,297	8,746,636
Easterly Government Properties Inc.	100,489	2,384,604
		12,887,400

Office Services & Supplies – 1.4%
Herman Miller Inc.	22,856	951,953
HNI Corp.	35,542	1,331,403
Knoll Inc.	37,135	938,030
MSA Safety Inc.	99,574	12,582,171
Steelcase Inc., Class A	76,333	1,561,773
		17,365,330

Oil & Gas Drilling – 0.1%
Nabors Industries Ltd.	339,122	976,671

Oil & Gas Equipment & Services – 0.7%
Apergy Corp.	28,264	954,758	(a)
Natural Gas Services Group Inc.	43,888	538,067	(a)
Oil States International Inc.	346,225	5,646,929	(a)
ProPetro Holding Corp.	165,791	1,865,149	(a)
		9,004,903

Oil & Gas Exploration & Production – 1.3%
Callon Petroleum Co.	844,657	4,079,693	(a)
Encana Corp.	1,144,229	5,366,434
Gulfport Energy Corp.	91,055	276,807	(a)
PDC Energy Inc.	65,426	1,712,198	(a)
Range Resources Corp.	270,754	1,313,157
SM Energy Co.	303,982	3,416,758
		16,165,047

Oil & Gas Refining & Marketing – 0.1%
Delek US Holdings Inc.	53,579	1,796,504

Packaged Foods & Meats – 3.9%
B&G Foods Inc.	208,000	3,729,440
Freshpet Inc.	85,500	5,052,195	(a)
Hostess Brands Inc.	614,500	8,934,830	(a)
J&J Snack Foods Corp.	8,500	1,566,295
Lancaster Colony Corp.	46,500	7,444,650
Sanderson Farms Inc.	61,598	10,854,800
The Simply Good Foods Co.	241,000	6,878,140	(a)
TreeHouse Foods Inc.	114,000	5,529,000	(a)
		49,989,350

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Paper Products – 0.1%
Neenah Inc.	18,489	$1,302,180

Personal Products – 0.3%
elf Beauty Inc.	232,000	3,742,160	(a	)
Medifast Inc.	6,584	721,475
		4,463,635

Pharmaceuticals – 1.7%
ANI Pharmaceuticals Inc.	15,041	927,578	(a	)
Catalent Inc.	138,213	7,781,392	(a	)
Collegium Pharmaceutical Inc.	40,651	836,598	(a	)
Endo International PLC	46,616	218,629	(a	)
Horizon Therapeutics PLC	57,376	2,077,011	(a	)
Prestige Consumer Healthcare Inc.	232,736	9,425,808	(a	)
Supernus Pharmaceuticals Inc.	20,450	485,074	(a	)
		21,752,090

Property & Casualty Insurance – 1.8%
AMERISAFE Inc.	65,317	4,312,881
Argo Group International Holdings Ltd.	128,257	8,432,898
James River Group Holdings Ltd.	76,000	3,131,960
Kemper Corp.	7,067	547,692
Palomar Holdings Inc.	22,500	1,136,025	(a	)
RLI Corp.	49,552	4,460,671
Selective Insurance Group Inc.	10,815	705,030
Stewart Information Services Corp.	12,192	497,312
		23,224,469

Publishing – 1.0%
John Wiley & Sons Inc., Class A	252,348	12,243,925

Real Estate Services – 0.0% *
Newmark Group Inc., Class A	31,057	417,872

Regional Banks – 8.6%
1st Source Corp.	35,048	1,818,290
Atlantic Union Bankshares Corp.	46,357	1,740,705
BankUnited Inc.	24,008	877,732
Banner Corp.	37,247	2,107,808
Bryn Mawr Bank Corp.	67,000	2,763,080
Cadence BanCorp	100,447	1,821,104
Camden National Corp.	24,098	1,109,954
Columbia Banking System Inc.	31,689	1,289,267
Community Bank System Inc.	65,000	4,611,100
Cullen/Frost Bankers Inc.	49,746	4,864,164
CVB Financial Corp.	159,500	3,442,010
Enterprise Financial Services Corp.	42,273	2,037,981
Equity Bancshares Inc., Class A	58,204	1,796,758	(a	)
First Interstate BancSystem Inc., Class A	42,048	1,762,652
Franklin Financial Network Inc.	28,990	995,227
Fulton Financial Corp.	280,643	4,891,608
German American Bancorp Inc.	76,000	2,707,120
Hancock Whitney Corp.	29,528	1,295,689
HBT Financial Inc.	32,355	614,421	(a	)
Home BancShares Inc.	61,390	1,206,927
IBERIABANK Corp.	84,467	6,320,666
Independent Bank Corp.	78,000	6,493,500
Investors Bancorp Inc.	73,506	875,824
Lakeland Financial Corp.	17,367	849,767
Origin Bancorp Inc.	46,805	1,771,101
Pinnacle Financial Partners Inc.	14,270	913,280
Prosperity Bancshares Inc.	139,417	10,022,688
Renasant Corp.	195,809	6,935,555
Sandy Spring Bancorp Inc.	37,875	1,434,705
Stock Yards Bancorp Inc.	63,000	2,586,780
UMB Financial Corp.	110,000	7,550,400
United Community Banks Inc.	57,306	1,769,609
Valley National Bancorp	38,593	441,890
Washington Trust Bancorp Inc.	53,500	2,877,765
Westamerica Bancorporation	85,050	5,763,839
Western Alliance Bancorp	126,591	7,215,687
Wintrust Financial Corp.	30,919	2,192,157
		109,768,810

	Number of Shares	Fair Value
Research & Consulting Services – 0.3%
Resources Connection Inc.	266,013	$4,343,992

Residential REITs – 0.1%
NexPoint Residential Trust Inc.	30,691	1,381,095

Restaurants – 1.0%
Bloomin’ Brands Inc.	17,697	390,573
Brinker International Inc.	20,743	871,206
Cracker Barrel Old Country Store Inc.	14,981	2,303,179
Dave & Buster’s Entertainment Inc.	12,222	490,958
Ruth’s Hospitality Group Inc.	60,299	1,312,407
Texas Roadhouse Inc.	95,275	5,365,888
The Cheesecake Factory Inc.	63,871	2,482,027
		13,216,238

Retail REITs – 0.1%
Retail Opportunity Investments Corp.	63,813	1,126,938

Security & Alarm Services – 1.1%
The Brink’s Co.	152,866	13,861,889

Semiconductor Equipment – 0.4%
ACM Research Inc., Class A	17,800	328,410	(a	)
Brooks Automation Inc.	35,300	1,481,188
Ichor Holdings Ltd.	27,778	924,174	(a	)
Onto Innovation Inc.	81,127	2,964,381	(a	)
		5,698,153

Semiconductors – 0.5%
Diodes Inc.	21,004	1,183,996	(a	)
Semtech Corp.	110,227	5,831,008	(a	)
		7,015,004

Soft Drinks – 0.3%
Cott Corp.	253,624	3,469,576

Specialized Consumer Services – 0.0% *
WW International Inc.	14,181	541,856	(a	)

Specialized REITs – 0.6%
CoreSite Realty Corp.	28,817	3,230,962
National Storage Affiliates Trust	34,868	1,172,262
PotlatchDeltic Corp.	39,132	1,693,242
QTS Realty Trust Inc., Class A	17,502	949,833
		7,046,299

Specialty Chemicals – 4.0%
Chase Corp.	15,500	1,836,440
HB Fuller Co.	129,143	6,659,905
Ingevity Corp.	80,790	7,059,430	(a	)
Innospec Inc.	41,500	4,292,760
Minerals Technologies Inc.	20,688	1,192,249
PolyOne Corp.	176,863	6,506,790
Quaker Chemical Corp.	35,836	5,895,739
Sensient Technologies Corp.	166,081	10,976,293
Stepan Co.	70,540	7,226,118
		51,645,724

Specialty Stores – 0.8%
Hudson Ltd., Class A	37,505	575,327	(a	)
National Vision Holdings Inc.	107,000	3,470,010	(a	)
Sally Beauty Holdings Inc.	354,778	6,474,698	(a	)
		10,520,035

Steel – 0.4%
Carpenter Technology Corp.	30,471	1,516,846
Commercial Metals Co.	160,950	3,584,357
		5,101,203

Systems Software – 1.1%
CommVault Systems Inc.	9,879	440,998	(a	)
Progress Software Corp.	25,793	1,071,699
Qualys Inc.	19,500	1,625,715	(a	)
SailPoint Technologies Holding Inc.	220,500	5,203,800	(a	)
Tenable Holdings Inc.	244,255	5,852,350	(a	)
		14,194,562

Technology Distributors – 0.2%
ePlus Inc.	6,270	528,498	(a	)

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019	(Unaudited)

	Number of Shares	Fair Value
Insight Enterprises Inc.	15,360	$1,079,654	(a	)
SYNNEX Corp.	7,436	957,757
		2,565,909

Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage Inc., Class A	498,500	8,529,335	(a	)

Thrifts & Mortgage Finance – 0.8%
Axos Financial Inc.	39,311	1,190,337	(a	)
Essent Group Ltd.	22,843	1,187,608
Flagstar Bancorp Inc.	9,514	363,910
FS Bancorp Inc.	8,657	552,230
HomeStreet Inc.	43,978	1,495,252	(a	)
Kearny Financial Corp.	25,355	350,660
NMI Holdings Inc., Class A	41,516	1,377,501	(a	)
WSFS Financial Corp.	98,117	4,316,167
		10,833,665

Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	62,243	1,789,486

Trading Companies & Distributors – 1.0%
Applied Industrial Technologies Inc.	126,022	8,404,407
BMC Stock Holdings Inc.	36,703	1,053,009	(a	)
Foundation Building Materials Inc.	38,061	736,480	(a	)
GMS Inc.	29,783	806,524	(a	)
Herc Holdings Inc.	24,842	1,215,768	(a	)
		12,216,188

	Number of Shares	Fair Value
Trucking – 0.5%
ArcBest Corp.	16,980	$468,648
Avis Budget Group Inc.	21,737	700,801	(a	)
Marten Transport Ltd.	59,056	1,269,114
PAM Transportation Services Inc.	3,985	229,974	(a	)
Saia Inc.	41,833	3,895,489	(a	)
		6,564,026
Total Common Stock (Cost $909,823,039)		1,200,977,772

Short-Term Investments – 6.0%

State Street Institutional U.S. Government Money Market Fund – Class G Shares 1.57% (Cost $75,793,071)	75,793,071	75,793,071	(b,c,d	)

Total Investments (Cost $985,616,110)		1,276,770,843

Liabilities in Excess of Other Assets, net – (0.1)%		(1,014,003)

NET ASSETS – 100.0%		$1,275,756,840

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2020	179	$14,912,187	$14,951,870	$39,683

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional Small-Cap Equity Fund	Investments in Securities
	Common Stock	$1,200,977,772	$—	$—	$1,200,977,772
	Short-Term Investments	75,793,071	—	—	75,793,071

	Total Investments in Securities	$1,276,770,843	$—	$—	$1,276,770,843

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$39,683	$—	$—	$39,683

State Street Institutional Small-Cap Equity Fund

Schedule of Investments	December 31, 2019	(Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,352,770	66,352,770	148,872,063	139,431,762	—	—	75,793,071	$75,793,071	323,603	—

TOTAL		$66,352,770	$148,872,063	$139,431,762	$—	$—		$75,793,071	$323,603	$—

State Street Institutional International Equity Fund Schedule of Investments	December 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.7% †

Australia – 1.8%
BHP Group PLC	69,112	$1,626,770

Belgium – 1.3%
Anheuser-Busch InBev S.A.	13,894	1,133,986

Brazil – 1.1%
Itau Unibanco Holding S.A. ADR	104,414	955,388	(a)

Canada – 1.1%
Brookfield Asset Management Inc., Class A	16,649	963,312

China – 0.5%
New Oriental Education & Technology Group Inc. ADR	3,707	449,474	(a,b)

France – 15.7%
Air Liquide S.A.	16,318	2,311,599
Airbus SE	12,417	1,818,640
AXA S.A.	61,923	1,745,359	(a)
BNP Paribas S.A.	33,918	2,011,393
Safran S.A.	14,490	2,238,880
Schneider Electric SE	23,065	2,368,976
Vivendi S.A.	58,608	1,698,632
		14,193,479

Germany – 4.7%
Fresenius SE & Company KGaA	7,807	439,745
HeidelbergCement AG	18,410	1,342,413
SAP SE	18,387	2,483,332
		4,265,490

Hong Kong – 2.9%
AIA Group Ltd.	251,602	2,641,372

India – 1.2%
ICICI Bank Ltd.	141,632	1,069,312

Ireland – 2.0%
Kerry Group PLC, Class A	14,261	1,778,485

Japan – 30.1%
Daikin Industries Ltd.	12,800	1,819,738
Disco Corp.	6,600	1,572,947
FANUC Corp.	5,949	1,112,889
Fast Retailing Company Ltd.	1,400	837,359
Hoya Corp.	29,600	2,846,285
Kao Corp.	19,600	1,627,697
Keyence Corp.	4,900	1,735,459
Komatsu Ltd.	55,900	1,358,986
Mitsubishi UFJ Financial Group Inc.	318,800	1,740,162
Mitsui Fudosan Company Ltd.	59,825	1,470,921
Murata Manufacturing Company Ltd.	33,037	2,050,772
Nidec Corp.	8,274	1,142,410
Secom Company Ltd.	14,000	1,259,517
Shimadzu Corp.	43,900	1,389,611
Shiseido Company Ltd.	25,600	1,833,165

	Number of Shares	Fair Value
SoftBank Group Corp.	25,202	$1,102,928
Suzuki Motor Corp.	23,200	974,966
Tokio Marine Holdings Inc.	23,949	1,348,460
		27,224,272

Netherlands – 4.7%
ASML Holding N.V.	8,100	2,397,625
ING Groep N.V.	153,654	1,843,429
		4,241,054

Norway – 1.7%
Equinor ASA	77,382	1,545,474

Portugal – 1.6%
Galp Energia SGPS S.A.	88,547	1,480,970

Sweden – 3.0%
Assa Abloy AB, Class B	82,258	1,924,410
Hexagon AB, Class B	13,541	759,426
		2,683,836

Switzerland – 12.2%
Givaudan S.A.	414	1,295,848
Nestle S.A.	33,283	3,601,376
Novartis AG	33,020	3,133,720
Roche Holding AG	9,319	3,021,806
		11,052,750

Taiwan – 1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	106,548	1,176,481

United Kingdom – 9.8%
AstraZeneca PLC	29,627	2,985,625
London Stock Exchange Group PLC	16,309	1,674,416
Prudential PLC	94,329	1,810,705
Smiths Group PLC	48,160	1,076,306
Vodafone Group PLC	648,343	1,260,511
		8,807,563

Total Common Stock (Cost $68,695,478)		87,289,468

Short-Term Investments – 1.9%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $1,713,999)	1,713,999	1,713,999	(a,c,d)

Total Investments (Cost $70,409,477)		89,003,467

Other Assets and Liabilities, net – 1.4%		1,284,585

NET ASSETS – 100.0%		$90,288,052

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	March 2020	11	$1,091,717	$1,120,075	$28,358

State Street Institutional International Equity Fund Schedule of Investments	December 31, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional International Equity Fund	Investments in Securities
	Common Stock	$87,289,468	$—	$—	$87,289,468
	Short-Term Investments	1,713,999	—	—	1,713,999

	Total Investments in Securities	$89,003,467	$—	$—	$89,003,467

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$28,358	$—	$—	$28,358

The Fund was invested in the following sectors at December 31, 2019 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.27%
Diversified Banks	8.56%
Packaged Foods & Meats	6.04%
Life & Health Insurance	5.00%
Aerospace & Defense	4.56%
Semiconductor Equipment	4.46%
Electronic Equipment & Instruments	4.36%
Building Products	4.21%
Electrical Components & Equipment	3.95%
Personal Products	3.89%
Integrated Oil & Gas	3.40%
Healthcare Supplies	3.20%
Application Software	2.79%
Wireless Telecommunication Services	2.66%
Industrial Gases	2.60%
Electronic Components	2.30%
Multi-Line Insurance	1.96%
Movies & Entertainment	1.91%
Financial Exchanges & Data	1.88%
Diversified Metals & Mining	1.83%
Diversified Real Estate Activities	1.65%
Construction Machinery & Heavy Trucks	1.53%
Property & Casualty Insurance	1.51%
Construction Materials	1.51%
Specialty Chemicals	1.46%
Security & Alarm Services	1.42%
Semiconductors	1.32%

State Street Institutional International Equity Fund Schedule of Investments	December 31, 2019 (Unaudited)

Sector	Percentage (based on Fair Value)
Brewers	1.27%
Industrial Machinery	1.25%
Industrial Conglomerates	1.21%
Automobile Manufacturers	1.10%
Asset Management & Custody Banks	1.08%
Apparel Retail	0.94%
Education Services	0.50%
Healthcare Services	0.49%

98.07%

Short-Term Investments
Short-Term Investments	1.93%

1.93%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	723,844	723,844	6,169,314	5,179,159	—	—	1,713,999	$1,713,999	6,120	—

TOTAL		$723,844	$6,169,314	$5,179,159	$—	$—		$1,713,999	$6,120	$—

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value

Bonds and Notes – 97.1% †

U.S. Treasuries – 25.1%
U.S. Treasury Bonds
2.25%	08/15/46	$723,600	$705,058	(a)
3.00%	08/15/48	3,975,200	4,489,492	(a)
U.S. Treasury Notes
1.63%	02/15/26	7,241,000	7,176,510	(a)
1.88%	06/30/20 - 12/15/20	8,688,500	8,703,426
2.25%	03/31/20	990,900	992,371	(a)
2.50%	01/31/24	3,076,900	3,178,582	(a)
2.63%	02/15/29	3,162,400	3,353,626	(a)
			28,599,065

Agency Mortgage Backed – 37.4%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	981,462	1,009,747	(a)
4.00%	01/01/48	2,484,154	2,613,235	(a)
4.50%	06/01/33 - 02/01/35	8,649	9,270	(a)
5.00%	07/01/35	71,484	79,229	(a)
5.50%	05/01/20 - 04/01/39	153,787	172,028	(a)
6.00%	02/01/29 - 11/01/37	195,494	220,856	(a)
6.50%	08/01/29 - 10/01/33	827	939	(a)
7.00%	06/01/29 - 08/01/36	46,060	53,024	(a)
7.50%	01/01/30 - 09/01/33	1,795	1,951	(a)
8.00%	11/01/30	10,323	11,660	(a)
8.50%	04/01/30	10,992	13,952	(a)
9.50%	04/01/21	3	3	(a)
Federal National Mortgage Assoc.
3.50%	06/01/44 - 08/01/45	2,065,033	2,175,287	(a)
4.00%	01/01/41 - 12/01/41	1,561,100	1,671,338	(a)
4.50%	02/01/20 - 02/01/40	989,331	1,076,586	(a)
5.00%	07/01/20 - 05/01/39	216,489	239,106	(a)
5.50%	06/01/20 - 04/01/38	330,494	369,313	(a)
6.00%	02/01/20 - 07/01/35	405,419	457,895	(a)
6.50%	05/01/21 - 08/01/36	38,282	41,739	(a)
7.00%	10/01/32 - 02/01/34	6,377	6,874	(a)
7.50%	12/01/23 - 03/01/33	31,613	35,818	(a)
8.00%	07/01/25 - 10/01/31	7,571	8,307	(a)
9.00%	12/01/22	253	259	(a)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	4,524	4,690	(a,b)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	2,222	2,284	(a,b)
Federal National Mortgage Assoc. TBA
2.50%	TBA	4,800,000	4,843,392	(c)
3.50%	TBA	3,797,000	3,905,328	(c)
4.00%	TBA	16,115,711	16,793,191	(c)
Government National Mortgage Assoc.
3.00%	12/20/42	1,608,996	1,666,634	(a)
3.50%	05/20/45	2,581,366	2,694,355	(a)
4.00%	01/20/41 - 04/20/43	1,615,144	1,721,460	(a)
4.50%	08/15/33 - 05/20/40	284,202	305,662	(a)
5.00%	08/15/33	21,409	23,298	(a)
6.00%	04/15/27 - 09/15/36	143,569	160,957	(a)
6.50%	02/15/24 - 09/15/36	61,808	67,260	(a)
7.00%	10/15/27 - 10/15/36	28,550	31,846	(a)
7.50%	01/15/23 - 11/15/31	2,370	2,418	(a)
8.00%	05/15/30 - 09/15/30	227	239	(a)
9.00%	12/15/21	113	116	(a)
			42,491,546

Agency Collateralized Mortgage Obligations – 0.9%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	593,608	2,010	(a,b,d)
2.43%	08/25/29	673,000	672,953
2.51%	07/25/29	290,000	292,023	(a)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	211,062	10,839	(a,d)
5.50%	06/15/33	23,152	4,165	(a,d)
7.50%	07/15/27	2,581	384	(a,d)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.86%	08/15/25	$74,012	$3,109	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	537	477	(a,e,f)
8.00%	02/01/23 - 07/01/24	1,437	175	(a,d)
Federal National Mortgage Assoc. REMIC
1.09%	12/25/42	106,346	4,207	(b,d)
5.00%	02/25/40 - 09/25/40	108,616	12,037	(a,d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.21%	07/25/38	42,801	6,186	(a,b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	10,427	8,991	(a,e,f)
4.50%	08/25/35 - 01/25/36	71,932	11,042	(a,d)
5.00%	03/25/38 - 05/25/38	39,052	6,561	(a,d)
5.50%	12/25/33	10,272	2,041	(a,d)
6.00%	01/25/35	44,757	8,542	(a,d)
7.50%	11/25/23	5,570	554	(a,d)
8.00%	08/25/23 - 07/25/24	2,976	362	(a,d)
8.50%	07/25/22	35	2	(a,d)
8.50%	07/25/22	1	—	(a,d,**)
9.00%	05/25/22	26	1	(a,d)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	60,939	1,805	(a,d)
5.00%	09/20/38	5,158	17	(a,d)
			1,048,483

Asset Backed – 2.6%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
1.98%	04/15/24	490,000	490,382	(a,b)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	495,000	495,706	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	432,000	436,092	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	141,494	141,494	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	473,000	483,584	(a,h)
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
2.06%	09/15/22	219,000	219,027	(a,b,h)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	619,000	622,771	(a,h)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	118,000	120,070	(a,h)
			3,009,126

Corporate Notes – 26.7%
3M Co.
3.13%	09/19/46	62,000	59,030	(a)
Abbott Laboratories
3.75%	11/30/26	123,000	134,448	(a)
4.90%	11/30/46	34,000	44,581	(a)
AbbVie Inc.
2.60%	11/21/24	65,000	65,569	(a,h)
2.95%	11/21/26	85,000	86,429	(a,h)
3.20%	05/14/26	24,000	24,851	(a)
3.20%	11/21/29	55,000	56,127	(a,h)
4.05%	11/21/39	35,000	36,746	(a,h)
4.25%	11/21/49	25,000	26,514	(a,h)
4.45%	05/14/46	27,000	29,124	(a)
4.70%	05/14/45	9,000	10,043	(a)
4.88%	11/14/48	7,000	8,075	(a)
Aetna Inc.
3.50%	11/15/24	29,000	30,377	(a)
Aircastle Ltd.
4.25%	06/15/26	58,000	61,229	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	100,000	100,223	(h)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	50,000	57,491	(a)
Allegion PLC
3.50%	10/01/29	35,000	35,786	(a)
Allergan Finance LLC
3.25%	10/01/22	29,000	29,655	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.63%	10/01/42	$4,000	$4,168	(a)
Allergan Funding SCS
3.45%	03/15/22	21,000	21,488	(a)
Allergan Sales LLC
5.00%	12/15/21	55,000	57,542	(a,h)
Ally Financial Inc.
5.75%	11/20/25	42,000	47,104	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	23,598	(a)
3.80%	02/14/24	15,000	15,789	(a)
4.25%	08/09/42	3,000	2,968	(a)
4.50%	05/02/43	13,000	13,237	(a)
4.80%	02/14/29	33,000	36,739	(a)
Amazon.com Inc.
2.80%	08/22/24	40,000	41,411	(a)
3.15%	08/22/27	31,000	32,831	(a)
3.88%	08/22/37	8,000	9,082	(a)
4.05%	08/22/47	12,000	14,162	(a)
4.25%	08/22/57	16,000	19,399	(a)
Ameren Corp.
2.50%	09/15/24	75,000	75,273	(a)
American Express Co.
3.00%	10/30/24	117,000	120,989	(a)
American International Group Inc.
4.25%	03/15/29	51,000	56,776	(a)
4.50%	07/16/44	80,000	92,262	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	49,000	53,799	(a,b)
American Tower Corp.
3.70%	10/15/49	6,000	6,004	(a)
3.80%	08/15/29	31,000	33,141	(a)
4.70%	03/15/22	100,000	105,492	(a)
American Water Capital Corp.
2.95%	09/01/27	25,000	25,502	(a)
Amgen Inc.
2.65%	05/11/22	86,000	87,277	(a)
3.20%	11/02/27	26,000	27,369	(a)
4.56%	06/15/48	24,000	27,945	(a)
4.66%	06/15/51	7,000	8,241	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	66,000	70,439	(a)
4.70%	02/01/36	16,000	18,512	(a)
4.90%	02/01/46	27,000	32,121	(a)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	42,000	46,173	(a)
4.38%	04/15/38	49,000	55,129	(a)
4.60%	04/15/48	23,000	26,229	(a)
4.75%	04/15/58	13,000	15,185	(a)
5.55%	01/23/49	44,000	57,169	(a)
Anthem Inc.
2.88%	09/15/29	21,000	20,983	(a)
3.30%	01/15/23	27,000	27,927	(a)
3.70%	09/15/49	21,000	20,930	(a)
Apache Corp.
4.38%	10/15/28	9,000	9,414	(a)
5.10%	09/01/40	41,000	41,704	(a)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	50,000	50,686	(b,h)
Apple Inc.
2.15%	02/09/22	150,000	151,303	(a)
2.20%	09/11/29	51,000	50,121	(a)
2.85%	05/11/24	126,000	130,321	(a)
2.95%	09/11/49	20,000	19,530	(a)
3.35%	02/09/27	15,000	16,004	(a)
3.45%	02/09/45	37,000	39,168	(a)
3.85%	08/04/46	53,000	59,749	(a)
Applied Materials Inc.
4.35%	04/01/47	33,000	39,827	(a)
Aptiv PLC
4.40%	10/01/46	23,000	22,234	(a)

		Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50%	08/11/26	$13,000	$13,226	(a	)
Ascension Health
4.85%	11/15/53	17,000	21,458	(a	)
AstraZeneca PLC
3.50%	08/17/23	21,000	21,984	(a	)
4.00%	01/17/29	14,000	15,555	(a	)
4.38%	08/17/48	6,000	7,123	(a	)
AT&T Inc.
2.63%	12/01/22	500,000	507,820	(a	)
4.35%	03/01/29	34,000	37,764	(a	)
4.45%	04/01/24	24,000	25,987	(a	)
4.50%	05/15/35	36,000	40,125	(a	)
4.55%	03/09/49	31,000	34,426	(a	)
4.75%	05/15/46	45,000	50,886	(a	)
4.80%	06/15/44	24,000	27,383	(a	)
4.85%	03/01/39	38,000	43,899	(a	)
5.15%	11/15/46	5,000	5,973	(a	)
5.25%	03/01/37	28,000	33,509	(a	)
5.35%	12/15/43	18,000	21,190	(a	)
5.45%	03/01/47	31,000	38,395	(a	)
Avangrid Inc.
3.15%	12/01/24	45,000	46,457	(a	)
Bank of America Corp.
3.25%	10/21/27	4,000	4,176	(a	)
3.95%	04/21/25	89,000	94,936	(a	)
4.18%	11/25/27	130,000	141,133	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	31,000	31,615	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	19,000	19,893	(a,b	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	102,000	107,814	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	71,000	80,891	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	124,000	143,349	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	97,000	107,830	(a,b	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	31,000	37,241	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	62,000	75,804	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	45,000	47,490	(a,b	)
Barclays PLC
4.84%	05/09/28	200,000	215,974	(a	)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	6,180	(a	)
BAT Capital Corp.
2.76%	08/15/22	26,000	26,388	(a	)
3.56%	08/15/27	20,000	20,442	(a	)
4.39%	08/15/37	37,000	37,568	(a	)
4.54%	08/15/47	19,000	19,077	(a	)
Becton Dickinson and Co.
2.89%	06/06/22	27,000	27,446	(a	)
3.70%	06/06/27	26,000	27,675	(a	)
3.73%	12/15/24	4,000	4,248	(a	)
4.67%	06/06/47	4,000	4,761	(a	)
4.69%	12/15/44	3,000	3,491	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	19,000	20,086	(a	)
3.80%	07/15/48	47,000	50,801	(a	)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
6.13%	04/01/36	$79,000	$108,536	(a	)
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	204,000	206,481	(a,b,h	)
Boardwalk Pipelines LP
4.80%	05/03/29	28,000	29,826	(a	)
Boston Scientific Corp.
4.70%	03/01/49	11,000	13,361	(a	)
BP Capital Markets America Inc.
3.02%	01/16/27	119,000	123,292	(a	)
3.22%	11/28/23	31,000	32,252	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	64,000	67,243	(a,h	)
3.40%	07/26/29	52,000	55,703	(a,h	)
3.45%	11/15/27	15,000	16,005	(a,h	)
4.13%	06/15/39	23,000	26,516	(a,h	)
4.25%	10/26/49	23,000	27,329	(a,h	)
4.35%	11/15/47	4,000	4,750	(a,h	)
4.55%	02/20/48	79,000	96,835	(a,h	)
5.00%	08/15/45	33,000	42,306	(a,h	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	6,000	6,035	(a	)
3.00%	01/15/22	46,000	46,687	(a	)
3.13%	01/15/25	7,000	7,099	(a	)
3.88%	01/15/27	6,000	6,233	(a	)
Brown-Forman Corp.
4.00%	04/15/38	6,000	6,718	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	12,000	12,271	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	50,000	57,816	(a	)
4.55%	09/01/44	38,000	45,335	(a	)
Cameron LNG LLC
3.30%	01/15/35	41,000	41,695	(h	)
3.70%	01/15/39	20,000	20,515	(h	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	52,000	55,452	(a	)
4.95%	06/01/47	5,000	6,118	(a	)
Canadian Pacific Railway Co.
2.90%	02/01/25	13,000	13,356	(a	)
Capital One Financial Corp.
3.75%	07/28/26	175,000	184,270	(a	)
Cardinal Health Inc.
2.62%	06/15/22	13,000	13,134	(a	)
3.08%	06/15/24	12,000	12,356	(a	)
Caterpillar Inc.
3.25%	09/19/49	39,000	39,159	(a	)
3.80%	08/15/42	8,000	8,933	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	12,000	12,702	(a	)
5.25%	06/15/37	15,000	16,569	(a	)
5.40%	06/15/47	4,000	4,642	(a	)
Centene Corp.
4.25%	12/15/27	99,000	101,952	(a,h	)
4.63%	12/15/29	31,000	32,646	(a,h	)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	90,000	94,604	(a	)
4.91%	07/23/25	13,000	14,328	(a	)
5.05%	03/30/29	48,000	54,356	(a	)
5.75%	04/01/48	45,000	52,614	(a	)
6.38%	10/23/35	4,000	5,051	(a	)
6.48%	10/23/45	19,000	23,659	(a	)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	81,000	91,203
Chevron Corp.
3.19%	06/24/23	47,000	48,981	(a	)
Chubb INA Holdings Inc.
4.35%	11/03/45	58,000	70,453	(a	)
Cigna Corp.
3.25%	04/15/25	24,000	24,894	(a,h	)
3.40%	09/17/21	21,000	21,494	(a	)
3.40%	03/01/27	13,000	13,500	(a,h	)

		Principal Amount	Fair Value
3.75%	07/15/23	$71,000	$74,533	(a	)
3.88%	10/15/47	16,000	16,372	(a,h	)
4.13%	11/15/25	34,000	36,915	(a	)
4.38%	10/15/28	14,000	15,536	(a	)
4.80%	08/15/38	12,000	13,990	(a	)
4.90%	12/15/48	12,000	14,347	(a	)
Cisco Systems Inc.
5.90%	02/15/39	16,000	22,454	(a	)
Citigroup Inc.
2.70%	10/27/22	188,000	191,110	(a	)
4.40%	06/10/25	84,000	91,347	(a	)
4.65%	07/23/48	122,000	152,549	(a	)
4.75%	05/18/46	51,000	61,115	(a	)
5.50%	09/13/25	81,000	92,703	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	65,000	66,084	(a,b	)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	62,000	62,954	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	39,000	43,009	(a,b	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	289,000	291,257	(a,b	)
CMS Energy Corp.
4.88%	03/01/44	53,000	63,165	(a	)
CNA Financial Corp.
3.45%	08/15/27	37,000	38,483	(a	)
3.90%	05/01/29	85,000	91,387	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	233,000	249,774	(a	)
Comcast Corp.
3.20%	07/15/36	27,000	27,629	(a	)
3.25%	11/01/39	62,000	62,934	(a	)
3.45%	02/01/50	30,000	30,802	(a	)
3.97%	11/01/47	63,000	69,423	(a	)
4.15%	10/15/28	15,000	16,888	(a	)
4.60%	08/15/45	8,000	9,598	(a	)
4.70%	10/15/48	54,000	66,627	(a	)
CommonSpirit Health
4.35%	11/01/42	129,000	131,783	(a	)
Conagra Brands Inc.
5.30%	11/01/38	14,000	16,625	(a	)
5.40%	11/01/48	12,000	14,680	(a	)
Concho Resources Inc.
3.75%	10/01/27	10,000	10,524	(a	)
4.30%	08/15/28	47,000	51,235	(a	)
4.88%	10/01/47	9,000	10,433	(a	)
ConocoPhillips Co.
4.30%	11/15/44	27,000	31,706	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	29,000	29,746	(a	)
3.88%	06/15/47	40,000	43,516	(a	)
Constellation Brands Inc.
3.15%	08/01/29	88,000	89,136	(a	)
3.70%	12/06/26	49,000	52,051	(a	)
4.50%	05/09/47	23,000	25,219	(a	)
Continental Resources Inc.
4.50%	04/15/23	122,000	127,840	(a	)
Corning Inc.
4.38%	11/15/57	24,000	24,586	(a	)
Crown Castle International Corp.
5.20%	02/15/49	44,000	54,357	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	84,000	97,675	(a	)
CubeSmart LP
4.38%	02/15/29	94,000	103,119	(a	)
CVS Health Corp.
3.00%	08/15/26	23,000	23,477	(a	)
3.25%	08/15/29	25,000	25,503	(a	)
3.35%	03/09/21	11,000	11,175	(a	)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.88%	07/20/25	$13,000	$13,866	(a	)
4.10%	03/25/25	31,000	33,339	(a	)
4.30%	03/25/28	19,000	20,787	(a	)
4.78%	03/25/38	13,000	14,791	(a	)
5.00%	12/01/24	28,000	30,999	(a	)
5.05%	03/25/48	29,000	34,401	(a	)
5.13%	07/20/45	11,000	13,034	(a	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	34,000	35,633	(a,h	)
4.42%	06/15/21	40,000	41,163	(a,h	)
5.30%	10/01/29	26,000	29,275	(a,h	)
5.45%	06/15/23	119,000	129,094	(a,h	)
6.02%	06/15/26	13,000	15,009	(a,h	)
8.10%	07/15/36	3,000	3,941	(a,h	)
8.35%	07/15/46	33,000	45,172	(a,h	)
Devon Energy Corp.
5.00%	06/15/45	14,000	16,350	(a	)
DH Europe Finance II Sarl
2.60%	11/15/29	35,000	34,937	(a	)
3.25%	11/15/39	21,000	21,259	(a	)
3.40%	11/15/49	11,000	11,277	(a	)
Diamondback Energy Inc.
2.88%	12/01/24	50,000	50,583
3.25%	12/01/26	35,000	35,405	(a	)
3.50%	12/01/29	31,000	31,570	(a	)
5.38%	05/31/25	122,000	128,156	(a	)
Digital Realty Trust LP
3.60%	07/01/29	45,000	47,019	(a	)
Discovery Communications LLC
2.95%	03/20/23	123,000	125,494	(a	)
3.95%	03/20/28	55,000	58,797	(a	)
4.95%	05/15/42	5,000	5,542	(a	)
5.00%	09/20/37	9,000	10,199	(a	)
Dollar Tree Inc.
4.00%	05/15/25	51,000	54,534	(a	)
4.20%	05/15/28	2,000	2,148	(a	)
Dominion Energy Inc.
3.07%	08/15/24	26,000	26,607	(a,g	)
Dover Corp.
2.95%	11/04/29	40,000	40,297	(a	)
DTE Energy Co.
2.85%	10/01/26	29,000	29,170	(a	)
3.85%	12/01/23	15,000	15,738	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	17,000	19,001	(a	)
Duke Energy Corp.
1.80%	09/01/21	34,000	33,940	(a	)
3.75%	09/01/46	11,000	11,346	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	75,000	78,661	(a,b	)
Duke Energy Progress LLC
4.15%	12/01/44	22,000	24,826	(a	)
Duke Realty LP
3.38%	12/15/27	37,000	38,621	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	9,000	10,729	(a	)
5.42%	11/15/48	9,000	11,089	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	22,000	22,016	(a,h	)
Eastman Chemical Co.
3.50%	12/01/21	27,000	27,648	(a	)
3.60%	08/15/22	9,000	9,317	(a	)
4.50%	01/15/21 - 12/01/28	75,000	77,934	(a	)
Eaton Corp.
3.10%	09/15/27	51,000	53,062	(a	)
Ecolab Inc.
3.25%	12/01/27	11,000	11,592	(a	)
3.95%	12/01/47	17,000	19,058	(a	)
Edison International
2.40%	09/15/22	123,000	122,419	(a	)
5.75%	06/15/27	8,000	8,996	(a	)

		Principal Amount	Fair Value
Eli Lilly & Co.
3.95%	03/15/49	$36,000	$41,617	(a	)
Emera US Finance LP
4.75%	06/15/46	3,000	3,468	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,767	(a	)
Enbridge Inc.
4.00%	11/15/49	31,000	32,511	(a	)
Energy Transfer Operating LP
4.25%	03/15/23	52,000	54,255	(a	)
4.50%	04/15/24	8,000	8,515	(a	)
4.95%	06/15/28	11,000	12,066	(a	)
6.13%	12/15/45	6,000	6,958	(a	)
6.50%	02/01/42	26,000	30,916	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	18,000	19,030	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	16,000	16,512	(a	)
4.00%	03/15/33	17,000	19,152	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	43,000	46,644	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	13,000	13,094	(a,b	)
EOG Resources Inc.
4.15%	01/15/26	6,000	6,607	(a	)
5.10%	01/15/36	11,000	13,487	(a	)
EPR Properties
4.95%	04/15/28	18,000	19,701	(a	)
EQM Midstream Partners LP
4.75%	07/15/23	5,000	5,015	(a	)
5.50%	07/15/28	5,000	4,912	(a	)
Equinor ASA
3.25%	11/18/49	20,000	20,181	(a	)
ERP Operating LP
4.50%	07/01/44	36,000	42,807	(a	)
Exelon Corp.
3.50%	06/01/22	30,000	30,795	(a	)
4.45%	04/15/46	48,000	53,951	(a	)
FedEx Corp.
3.10%	08/05/29	41,000	41,010	(a	)
4.10%	02/01/45	53,000	51,578	(a	)
FirstEnergy Corp.
3.90%	07/15/27	12,000	12,845	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	80,000	91,866	(a,h	)
Fiserv Inc.
3.50%	07/01/29	45,000	47,370	(a	)
4.40%	07/01/49	12,000	13,648	(a	)
Florida Power & Light Co.
4.13%	02/01/42	73,000	83,513	(a	)
General Mills Inc.
3.70%	10/17/23	51,000	53,707	(a	)
4.55%	04/17/38	14,000	16,230	(a	)
4.70%	04/17/48	4,000	4,800	(a	)
General Motors Co.
5.20%	04/01/45	4,000	4,045	(a	)
5.40%	04/01/48	9,000	9,308	(a	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	341,000	348,844	(a	)
3.55%	04/09/21	104,000	105,732	(a	)
5.25%	03/01/26	24,000	26,625	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	91,000	96,041	(a,h	)
Gilead Sciences Inc.
2.95%	03/01/27	6,000	6,234	(a	)
3.50%	02/01/25	13,000	13,795	(a	)
3.65%	03/01/26	49,000	52,718	(a	)
4.15%	03/01/47	30,000	33,380	(a	)
4.80%	04/01/44	11,000	13,288	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	29,000	30,274	(a	)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
3.63%	05/15/25	$28,000	$30,006	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	32,000	34,321	(a)
Glencore Funding LLC
4.88%	03/12/29	27,000	29,448	(a,h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	218,167	(a)
Halliburton Co.
3.80%	11/15/25	19,000	20,275	(a)
5.00%	11/15/45	16,000	18,258	(a)
Hasbro Inc.
3.00%	11/19/24	122,000	122,625	(a)
HCA Inc.
4.13%	06/15/29	50,000	53,110	(a)
Hess Corp.
5.60%	02/15/41	8,000	9,422	(a)
5.80%	04/01/47	5,000	6,121	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	8,461	(a)
Highwoods Realty LP
4.13%	03/15/28	42,000	44,928	(a)
4.20%	04/15/29	127,000	136,721	(a)
Honeywell International Inc.
2.70%	08/15/29	93,000	95,366	(a)
HSBC Holdings PLC
4.25%	03/14/24	248,000	263,493	(a)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	160,000	176,056	(a,b)
Hyundai Capital America
3.10%	04/05/22	17,000	17,223	(a,h)
ING Groep N.V.
4.10%	10/02/23	204,000	217,123	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	39,000	40,837	(a)
3.55%	11/01/24	26,000	27,248	(a)
3.80%	03/21/29	64,000	68,963	(a)
Intel Corp.
2.45%	11/15/29	122,000	121,837	(a)
2.60%	05/19/26	33,000	33,732	(a)
International Business Machines Corp.
4.15%	05/15/39	141,000	158,855	(a)
4.25%	05/15/49	141,000	161,297	(a)
International Paper Co.
4.40%	08/15/47	45,000	48,158	(a)
Interstate Power & Light Co.
3.40%	08/15/25	24,000	24,659	(a)
Jabil Inc.
3.95%	01/12/28	24,000	24,639	(a)
Johnson & Johnson
3.63%	03/03/37	38,000	41,968	(a)
Johnson Controls International PLC
4.50%	02/15/47	8,000	8,655	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	238,000	250,331	(a)
3.63%	12/01/27	45,000	47,535	(a)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	110,000	121,739	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	120,000	134,838	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	152,000	164,902	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	76,000	83,419	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	170,000	185,943	(a,b)
Keurig Dr Pepper Inc.

		Principal Amount	Fair Value
3.55%	05/25/21	$150,000	$153,247	(a)
4.50%	11/15/45	12,000	13,245	(a)
4.60%	05/25/28	19,000	21,400	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	138,000	139,969	(a)
4.70%	11/01/42	5,000	5,285	(a)
5.00%	03/01/43	16,000	17,527	(a)
5.30%	09/15/20	20,000	20,456	(a)
6.38%	03/01/41	13,000	16,145	(a)
Kinder Morgan Inc.
5.05%	02/15/46	13,000	14,610	(a)
KLA Corp.
4.65%	11/01/24	101,000	111,360	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	26,000	25,623	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	94,000	100,648	(a,h)
Lam Research Corp.
4.00%	03/15/29	38,000	41,833	(a)
Lear Corp.
4.25%	05/15/29	34,000	35,178	(a)
5.25%	05/15/49	15,000	15,620	(a)
Liberty Property LP
4.38%	02/01/29	24,000	27,307	(a)
Lincoln National Corp.
3.63%	12/12/26	32,000	33,808	(a)
4.35%	03/01/48	104,000	114,502	(a)
Lockheed Martin Corp.
3.55%	01/15/26	9,000	9,659	(a)
3.80%	03/01/45	18,000	19,919	(a)
4.50%	05/15/36	27,000	32,062	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	14,000	14,285	(a)
4.05%	05/03/47	12,000	12,964	(a)
4.55%	04/05/49	31,000	36,507	(a)
LYB International Finance BV
4.88%	03/15/44	7,000	7,963	(a)
LYB International Finance II BV
3.50%	03/02/27	9,000	9,446	(a)
Marathon Oil Corp.
3.85%	06/01/25	14,000	14,813	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	71,000	75,001	(a)
4.90%	03/15/49	156,000	197,771	(a)
Masco Corp.
3.50%	11/15/27	7,000	7,239	(a)
McDonald’s Corp.
3.63%	09/01/49	12,000	12,266	(a)
3.70%	01/30/26	9,000	9,672	(a)
3.80%	04/01/28	25,000	27,233	(a)
4.88%	12/09/45	17,000	20,581	(a)
McKesson Corp.
3.65%	11/30/20	113,000	114,640	(a)
Medtronic Inc.
4.63%	03/15/45	4,000	5,027	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	34,000	38,691	(a)
Merck & Company Inc.
2.75%	02/10/25	23,000	23,845	(a)
3.40%	03/07/29	53,000	57,419	(a)
4.00%	03/07/49	20,000	23,411	(a)
MetLife Inc.
4.05%	03/01/45	13,000	15,067	(a)
4.72%	12/15/44	63,000	76,682	(a)
Microsoft Corp.
2.40%	08/08/26	63,000	63,813	(a)
2.88%	02/06/24	150,000	155,670	(a)
3.45%	08/08/36	18,000	19,736	(a)
3.50%	02/12/35	18,000	19,867	(a)
3.70%	08/08/46	59,000	66,581	(a)
3.95%	08/08/56	37,000	43,705	(a)
4.10%	02/06/37	5,000	5,905	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
4.50%	02/06/57	$5,000	$6,481	(a)
Morgan Stanley
2.75%	05/19/22	322,000	327,564	(a)
3.70%	10/23/24	30,000	31,862	(a)
3.95%	04/23/27	183,000	195,980	(a)
4.35%	09/08/26	67,000	73,269	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	97,000	98,369	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	66,000	73,517	(a,b)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	129,000	145,865	(a,b)
MPLX LP
3.38%	03/15/23	164,000	168,423	(a)
5.20%	12/01/47	8,000	8,603	(a,h)
5.25%	01/15/25	162,000	170,077	(a,h)
6.25%	10/15/22	48,000	48,725	(h)
MPLX LP 1.10% + 3 month USD LIBOR
2.99%	09/09/22	65,000	65,181	(a,b)
Mylan Inc.
5.20%	04/15/48	14,000	15,579	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	61,000	61,264	(a)
National Retail Properties Inc.
4.00%	11/15/25	82,000	88,070	(a)
Newfield Exploration Co.
5.63%	07/01/24	217,000	239,344	(a)
Newmont Goldcorp Corp.
4.88%	03/15/42	21,000	24,556	(a)
Nexen Inc.
6.40%	05/15/37	69,000	94,444	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	39,000	40,626	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	80,000	88,831	(a,b)
Noble Energy Inc.
3.85%	01/15/28	53,000	55,915	(a)
3.90%	11/15/24	16,000	16,936	(a)
4.20%	10/15/49	26,000	26,403	(a)
5.05%	11/15/44	4,000	4,426	(a)
Nordstrom Inc.
4.38%	04/01/30	20,000	20,387	(a)
5.00%	01/15/44	4,000	3,920	(a)
Norfolk Southern Corp.
3.95%	10/01/42	19,000	20,428	(a)
Northrop Grumman Corp.
2.55%	10/15/22	64,000	64,962	(a)
3.85%	04/15/45	4,000	4,302	(a)
4.03%	10/15/47	7,000	7,814	(a)
Nucor Corp.
3.95%	05/01/28	26,000	28,283	(a)
4.40%	05/01/48	25,000	28,436	(a)
Nutrien Ltd.
4.00%	12/15/26	16,000	17,074	(a)
4.90%	06/01/43	15,000	16,882	(a)
Occidental Petroleum Corp.
2.70%	08/15/22	65,000	65,710	(a)
2.90%	08/15/24	17,000	17,269	(a)
3.50%	08/15/29	60,000	61,191	(a)
4.10%	02/15/47	7,000	6,800	(a)
6.20%	03/15/40	14,000	16,725	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	26,000	26,922	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	16,000	17,602	(a)
ONEOK Inc.
4.35%	03/15/29	38,000	41,265
5.20%	07/15/48	51,000	58,154
Oracle Corp.

		Principal Amount	Fair Value
2.40%	09/15/23	$18,000	$18,289	(a)
2.65%	07/15/26	28,000	28,660	(a)
3.80%	11/15/37	8,000	8,731	(a)
4.00%	07/15/46 - 11/15/47	47,000	52,352	(a)
4.13%	05/15/45	5,000	5,639	(a)
Oshkosh Corp.
5.38%	03/01/25	22,000	22,767	(a)
Owens Corning
4.40%	01/30/48	18,000	17,386	(a)
PacifiCorp
6.25%	10/15/37	140,000	195,894	(a)
Packaging Corp. of America
3.00%	12/15/29	60,000	60,499	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	26,000	27,118	(a)
Patterson-UTI Energy Inc.
5.15%	11/15/29	31,000	31,673	(a)
PayPal Holdings Inc.
2.65%	10/01/26	45,000	45,607	(a)
2.85%	10/01/29	20,000	20,160	(a)
PepsiCo Inc.
2.63%	07/29/29	63,000	64,402	(a)
3.38%	07/29/49	20,000	20,975	(a)
3.45%	10/06/46	18,000	19,076	(a)
Petroleos Mexicanos
5.35%	02/12/28	45,000	44,772	(a)
5.63%	01/23/46	39,000	35,151	(a)
6.49%	01/23/27	20,000	21,338	(a,h)
6.50%	03/13/27	114,000	120,761	(a)
7.69%	01/23/50	27,000	29,522	(a,h)
Pfizer Inc.
3.45%	03/15/29	35,000	37,668	(a)
3.60%	09/15/28	34,000	37,219	(a)
3.90%	03/15/39	17,000	19,165	(a)
4.13%	12/15/46	10,000	11,637	(a)
4.40%	05/15/44	6,000	7,167	(a)
Philip Morris International Inc.
3.38%	08/15/29	69,000	72,357	(a)
4.13%	03/04/43	23,000	24,825	(a)
Phillips 66
3.90%	03/15/28	32,000	34,926	(a)
Phillips 66 Partners LP
3.75%	03/01/28	15,000	15,650	(a)
4.68%	02/15/45	16,000	17,270	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	83,000	81,796	(a)
3.65%	06/01/22	40,000	41,069	(a)
4.70%	06/15/44	12,000	11,673	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	71,000	72,314	(a)
Precision Castparts Corp.
4.38%	06/15/45	17,000	19,829	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	102,000	116,794	(a,b)
QUALCOMM Inc.
2.90%	05/20/24	12,000	12,385	(a)
3.00%	05/20/22	8,000	8,200	(a)
3.25%	05/20/27	4,000	4,208	(a)
4.30%	05/20/47	2,000	2,292	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	15,000	15,030
Realty Income Corp.
3.00%	01/15/27	51,000	52,521	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	15,000	17,197	(a)
Rockwell Automation Inc.
4.20%	03/01/49	36,000	41,921	(a)
Rockwell Collins Inc.
3.50%	03/15/27	19,000	20,205	(a)
Rogers Communications Inc.
5.00%	03/15/44	9,000	10,935	(a)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Roper Technologies Inc.
2.95%	09/15/29	$54,000	$54,547	(a)
RPM International Inc.
3.75%	03/15/27	21,000	21,707	(a)
Ryder System Inc.
2.50%	09/01/24	65,000	65,447	(a)
2.90%	12/01/26	105,000	106,115	(a)
3.65%	03/18/24	26,000	27,309	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	14,000	14,854	(a)
5.00%	03/15/27	8,000	8,820	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	16,000	17,025	(a,h)
Sempra Energy
3.80%	02/01/38	11,000	11,488	(a)
4.00%	02/01/48	26,000	27,226	(a)
Shell International Finance BV
2.38%	08/21/22	61,000	61,858	(a)
3.13%	11/07/49	81,000	79,883	(a)
3.75%	09/12/46	10,000	10,963	(a)
4.13%	05/11/35	15,000	17,478	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	2,000	2,040	(a)
3.20%	09/23/26	12,000	12,368	(a)
Simon Property Group LP
3.38%	06/15/27	67,000	70,953	(a)
Southern California Edison Co.
2.40%	02/01/22	37,000	37,201	(a)
2.90%	03/01/21	46,000	46,400	(a)
4.00%	04/01/47	57,000	59,954	(a)
4.20%	03/01/29	39,000	42,964	(a)
Southern Company Gas Capital Corp.
4.40%	05/30/47	13,000	14,360	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	23,000	22,940	(a)
Spectra Energy Partners LP
3.38%	10/15/26	8,000	8,279	(a)
4.50%	03/15/45	4,000	4,388	(a)
Starbucks Corp.
4.00%	11/15/28	19,000	21,076	(a)
Steel Dynamics Inc.
2.80%	12/15/24	30,000	30,258
3.45%	04/15/30	30,000	30,415
4.13%	09/15/25	240,000	246,842	(a)
Suncor Energy Inc.
4.00%	11/15/47	5,000	5,459	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	19,000	20,110	(a)
Sysco Corp.
3.25%	07/15/27	19,000	19,890	(a)
Tampa Electric Co.
4.35%	05/15/44	44,000	50,231	(a)
Target Corp.
2.50%	04/15/26	24,000	24,554	(a)
Teck Resources Ltd.
5.40%	02/01/43	13,000	13,736	(a)
TELUS Corp.
3.70%	09/15/27	150,000	159,031	(a)
Texas Instruments Inc.
3.88%	03/15/39	23,000	26,130	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	40,000	43,061	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	86,000	90,547	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	109,000	110,635	(a,b)
The Boeing Co.
2.70%	02/01/27	58,000	58,710	(a)
2.95%	02/01/30	33,000	33,678	(a)

		Principal Amount	Fair Value
3.25%	03/01/28	$18,000	$18,761	(a)
3.55%	03/01/38	19,000	19,773	(a)
3.75%	02/01/50	39,000	41,469	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	71,000	79,702	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	26,000	28,702	(a)
5.55%	11/30/48	16,000	20,078	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	30,000	29,992	(a)
3.13%	12/01/49	25,000	25,040	(a)
The George Washington University
4.13%	09/15/48	84,000	96,739	(a)
The Goldman Sachs Group Inc.
3.50%	11/16/26	171,000	179,976	(a)
3.85%	01/26/27	114,000	121,356	(a)
4.25%	10/21/25	4,000	4,349	(a)
5.15%	05/22/45	71,000	87,454	(a)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	116,000	124,342	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	50,000	54,364	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	65,000	65,849	(a)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.03%	02/12/47	95,000	88,618	(a,b,h)
The Home Depot Inc.
3.50%	09/15/56	21,000	22,070	(a)
3.90%	12/06/28 - 06/15/47	74,000	83,344	(a)
4.50%	12/06/48	38,000	46,951	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	139,000	142,818	(a)
The Kroger Co.
2.95%	11/01/21	43,000	43,724	(a)
4.65%	01/15/48	12,000	13,120	(a)
The Mosaic Co.
5.63%	11/15/43	4,000	4,733	(a)
The Sherwin-Williams Co.
2.75%	06/01/22	5,000	5,086	(a)
3.45%	06/01/27	7,000	7,404	(a)
4.50%	06/01/47	6,000	6,847	(a)
The Southern Co.
3.25%	07/01/26	8,000	8,306	(a)
4.40%	07/01/46	5,000	5,551	(a)
The Walt Disney Co.
3.38%	11/15/26	7,000	7,497	(a)
4.00%	10/01/23	358,000	382,548	(a)
4.75%	11/15/46	5,000	6,411	(a)
6.65%	11/15/37	31,000	46,050	(a)
The Williams Companies Inc.
3.75%	06/15/27	6,000	6,260	(a)
3.90%	01/15/25	8,000	8,411	(a)
4.85%	03/01/48	15,000	16,448	(a)
4.90%	01/15/45	8,000	8,646	(a)
5.40%	03/04/44	4,000	4,501	(a)
Time Warner Cable LLC
4.50%	09/15/42	4,000	4,095	(a)
6.55%	05/01/37	17,000	21,038	(a)
Total Capital International S.A.
3.46%	02/19/29	54,000	58,516	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	39,000	43,332	(a)
4.88%	01/15/26	7,000	7,853	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	16,000	16,988	(a)
Trinity Health Corp.
3.43%	12/01/48	16,000	15,922
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	40,000	40,858	(a,b)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	$83,000	$85,444	(b	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	5,000	5,929	(a	)
Tyco Electronics Group S.A.
3.13%	08/15/27	28,000	28,851	(a	)
Tyson Foods Inc.
4.00%	03/01/26	79,000	85,536	(a	)
4.55%	06/02/47	4,000	4,584	(a	)
UDR Inc.
3.00%	08/15/31	25,000	24,990	(a	)
Union Pacific Corp.
3.50%	06/08/23	31,000	32,475	(a	)
3.60%	09/15/37	6,000	6,233	(a	)
4.10%	09/15/67	21,000	21,675	(a	)
4.30%	03/01/49	26,000	30,062	(a	)
United Technologies Corp.
3.13%	05/04/27	43,000	45,059	(a	)
3.65%	08/16/23	34,000	35,856	(a	)
3.95%	08/16/25	14,000	15,277	(a	)
4.13%	11/16/28	6,000	6,755	(a	)
4.15%	05/15/45	18,000	20,624	(a	)
4.45%	11/16/38	14,000	16,547	(a	)
4.50%	06/01/42	12,000	14,403	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	18,000	21,509	(a	)
4.75%	07/15/45	9,000	11,070	(a	)
Vale S.A.
5.63%	09/11/42	19,000	22,305	(a	)
Valero Energy Corp.
4.00%	04/01/29	67,000	72,251	(a	)
Valero Energy Partners LP
4.38%	12/15/26	35,000	38,196	(a	)
Ventas Realty LP
3.25%	10/15/26	88,000	90,402	(a	)
Verizon Communications Inc.
2.45%	11/01/22	350,000	354,851	(a	)
3.88%	02/08/29	19,000	20,960	(a	)
4.33%	09/21/28	26,000	29,520	(a	)
4.40%	11/01/34	64,000	74,439	(a	)
4.52%	09/15/48	18,000	21,556	(a	)
4.67%	03/15/55	33,000	40,736	(a	)
5.25%	03/16/37	16,000	20,081	(a	)
ViacomCBS Inc.
2.90%	01/15/27	16,000	16,017	(a	)
3.45%	10/04/26	19,000	19,405	(a	)
3.70%	06/01/28	38,000	39,830	(a	)
4.38%	03/15/43	41,000	43,425	(a	)
5.25%	04/01/44	4,000	4,652	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	42,000	46,465	(a	)
Visa Inc.
3.15%	12/14/25	6,000	6,347	(a	)
4.30%	12/14/45	49,000	60,382	(a	)
Vodafone Group PLC
4.38%	05/30/28	48,000	53,204	(a	)
5.25%	05/30/48	22,000	26,464	(a	)
Vornado Realty LP
3.50%	01/15/25	14,000	14,609	(a	)
Vulcan Materials Co.
3.90%	04/01/27	14,000	14,800	(a	)
Walmart Inc.
3.63%	12/15/47	14,000	15,512	(a	)
3.70%	06/26/28	29,000	31,965	(a	)
3.95%	06/28/38	29,000	33,705	(a	)
4.05%	06/29/48	43,000	51,078	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	30,000	31,848	(a	)
Wells Fargo & Co.
3.90%	05/01/45	5,000	5,675	(a	)
4.15%	01/24/29	57,000	63,676	(a	)

		Principal Amount	Fair Value
4.75%	12/07/46	$71,000	$85,483	(a)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	20,000	20,153	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	217,000	225,079	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	127,000	142,245	(a,b)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.66%	03/29/49	84,000	85,147	(a,b)
Western Midstream Operating LP
4.00%	07/01/22	43,000	44,188	(a)
5.38%	06/01/21	49,000	50,433	(a)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	32,000	33,626	(a,b)
Willis North America Inc.
3.60%	05/15/24	75,000	78,475	(a)
WPP Finance 2010
3.75%	09/19/24	19,000	20,028	(a)
WRKCo Inc.
3.00%	09/15/24	19,000	19,394	(a)
Xilinx Inc.
2.95%	06/01/24	15,000	15,427	(a)
Zoetis Inc.
3.00%	09/12/27	7,000	7,187	(a)
3.90%	08/20/28	21,000	22,777	(a)
			30,357,544

Non-Agency Collateralized Mortgage Obligations – 3.4%
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	448,000	459,666
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	827,000	843,600	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	268,803	288,875	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
1.95%	11/10/45	703,232	32,163	(a,b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	379,000	387,920	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.51%	12/15/47	590,684	20,562	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.67%	11/15/48	494,000	519,193	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	1,114	37	(a,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.90%	03/15/48	3,678,422	132,677	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.07%	10/15/42	217,822	222,098	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	189,000	208,881	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%	02/15/48	2,777,688	140,232	(a,b,d)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	581,921	(a,b)
			3,837,825

Sovereign Bonds – 0.5%
Government of Mexico
4.60%	02/10/48	202,000	221,267	(a)
Government of Peru
5.63%	11/18/50	113,000	165,236	(a)
Government of Uruguay
5.10%	06/18/50	117,568	141,390	(a)
			527,893

Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	105,000	140,268	(a)
Commonwealth of Massachusetts
2.90%	09/01/49	25,000	23,597	(a)

State Street Active Core Bond Fund Schedule of Investments	December 31, 2019 (Unaudited)

		Principal Amount	Fair Value
State of California
4.60%	04/01/38	$165,000	$182,820	(a	)
State of Illinois
5.10%	06/01/33	100,000	107,803	(a	)
The University of Texas System
3.35%	08/15/47	95,000	98,948	(a	)
			553,436
Total Bonds and Notes (Cost $107,195,199)			110,424,918

	Number of Shares	Fair Value
Domestic Equity – 0.2%

Preferred Stock – 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $214,450)	8,578	234,951	(a,b	)
Total Investments in Securities (Cost $107,409,649)		110,659,869

	Number of Shares	Fair Value
Short-Term Investments – 24.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57%	18,140,299	$18,140,299	(a,f,i	)
U.S. Treasury Bills 1.47%	$10,000,000	9,998,104	(a,f	)
Total Short-Term Investments (Cost $28,138,286)		28,138,403

Total Investments (Cost $135,547,935)		138,798,272

Liabilities in Excess of Other Assets, net – (22.0)%		(25,053,164)

NET ASSETS – 100.0%		$113,745,108

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,882	5.00%/ Quarterly	06/20/24	$383,592	$226,660	$156,932

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$9,488	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(239,361)	$—	$(239,361)

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2020	3	$566,349	$544,968	$(21,381)
2 Yr. U.S. Treasury Notes Futures	March 2020	86	18,529,531	18,533,000	3,469
10 Yr. U.S. Treasury Notes Futures	March 2020	10	1,287,314	1,284,220	(3,094)
					$(21,006)

The Fund had the following short futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	March 2020	3	$(477,252)	$(467,719)	$9,533
5 Yr. U.S. Treasury Notes Futures	March 2020	12	(1,427,760)	(1,423,313)	4,447
10 Yr. U.S. Treasury Ultra Futures	March 2020	33	(4,694,532)	(4,643,203)	51,329
					$65,309
					$44,303

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $3,840,169 or 3.38% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1		Level 2	Level 3	Total
State Street Active Core Bond Fund	Investments in Securities
	U.S. Treasuries		$—	$28,599,065	$—	$28,599,065
	Agency Mortgage Backed		—	42,491,546	—	42,491,546
	Agency Collateralized Mortgage Obligations		—	1,048,483	—	1,048,483
	Asset Backed		—	3,009,126	—	3,009,126
	Corporate Notes		—	30,357,544	—	30,357,544
	Non-Agency Collateralized Mortgage Obligations		—	3,837,825	—	3,837,825
	Sovereign Bonds		—	527,893	—	527,893
	Municipal Bonds and Notes		—	553,436	—	553,436
	Preferred Stock		234,951	—	—	234,951
	Short-Term Investments		18,140,299	9,998,104	—	28,138,403

	Total Investments in Securities		$18,375,250	$120,423,022	$—	$138,798,272

	Other Financial Instruments
	Credit Default Swap Contracts—Unrealized Appreciation	$		$156,932		$156,932
	Interest Rate Swap Contracts—Unrealized Depreciation			(239,361)		(239,361
	Long Futures Contracts - Unrealized Appreciation		3,469	—	—	3,469
	Long Futures Contracts - Unrealized Depreciation		(24,475)	—	—	(24,475)
	Short Futures Contracts - Unrealized Appreciation		65,309	—	—	65,309

	Total Other Financial Instruments		$44,303	$(82,429)	$—	$(38,126)

State Street Active Core Bond Fund

Schedule of Investments	December 31, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,836,549	47,836,549	13,064,565	42,760,815	—	—	18,140,299	$18,140,299	116,364	—

TOTAL		$47,836,549	$13,064,565	$42,760,815	$—	$—		$18,140,299	$116,364	$—

State Street Institutional Funds

Notes to Schedule of Investments	December 31, 2019 (Unaudited)

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“U.S. GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. (“SSGA FM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2019 the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps

During the period ended December 31, 2019, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the

State Street Institutional Funds

Notes to Schedule of Investments	December 31, 2019 (Unaudited)

Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended December 31, 2019, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.